SHARE BASED PAYMENTS	12 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
SHARE BASED PAYMENTS

26. SHARE BASED PAYMENTS

(a) Employee option plan

On December 21, 2020, the Company issued 12,850,000 options with an exercise price of A$0.008 (0.8cents) per option, expiring December 1, 2023 issued under an employee incentive scheme (2020: Nil). The Company, also issued various unlisted options to underwriters and sub-underwriters as a part of capital raising costs in financial year ended June 30, 2021. Please refer to further details on options on Note 23.

There were no new options issued under the Employee Option Plan during the financial years ending June 30, 2022 and June 30, 2023.

(b) Performance Rights Issuance

After receiving requisite shareholder approval on December 10, 2020, the Company issued performance rights to Directors of the Company as follows:

●	5,000,000 Class A Performance Rights to Dr. Lindsay Wakefield
●	7,500,000 Class A Performance Rights, 25,000,000 Class B Performance Rights and 25,000,000 Class C Performance Rights to Dr. Jerzy Muchnicki
●	7,500,000 Class A Performance Rights, 25,000,000 Class B Performance Rights and 25,000,000 Class C Performance Rights to Mr. Peter Rubinstein
●	5,000,000 Class A Performance Rights to Mr. Nicholas Burrows

These performance rights remain available to Directors to exercise at June 30, 2023, if vesting conditions are met.

During the financial year ending June 30, 2021, the Board has approved the issue of the following performance rights to the Chief Executive Officer and Chief Operating Officer:

●	60,000,000 Class D Performance Rights to Mr. Simon Morris
●	3,937,500 Class E Performance Rights to Mr. Stanley Sack

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)

26. SHARE BASED PAYMENTS

(b) Performance Rights Issuance (cont.)

Mr. Stanley Sack exercised his performance rights during the financial year ending June 30, 2022. The performance rights issued to Mr. Simon Morriss remain exercisable at June 30, 2023, if vesting conditions are met.

During the financial year ending June 30, 2022, the Board has approved for the following performance rights to be issued to the Key Management Personnel below:

●	40,000,000 Performance Rights to Mr. Michael Tonroe
●	20,000,000 Performance Rights to Mr. Carl Stubbings
●	20,000,000 Performance Rights to Mr. Kevin Camilleri

The performance rights issued to Mr. Michael Tonroe were forfeit during the 2023 financial year following his resignation. The performance rights issued to Mr. Carl Stubbings and Mr. Kevin Camilleri remain exercisable at June 30, 2023, if vesting conditions are met.

The Company has accounted for these performance rights in accordance with its accounting policy for share-based payment transactions and has recorded a share-based payments expense of A$125,500 in the Statement of Profit or Loss and Other Comprehensive Income for the current reporting period (2022: A$437,508 & 2021: A$622,725).

Valuation of Performance Rights

The Performance Rights are not currently quoted on the ASX and as such have no ready market value. The performance rights each grant the holder a right of grant of one ordinary Share in the Company upon vesting of the performance rights for nil consideration. Accordingly, the performance rights may have a present value at the date of their grant. Various factors impact upon the value of performance rights including:

●	the period outstanding before the expiry date of the performance rights;
●	the underlying price or value of the securities into which they may be converted;
●	the proportion of the issued capital as expanded consequent upon conversion of the performance rights into Shares (i.e. whether or not the shares that might be acquired upon exercise of the options represent a controlling or other significant interest); and
●	the value of the shares into which the performance rights may be converted.

There are various formulae which can be applied to determining the theoretical value of performance rights (including the formula known as the Black-Scholes Model valuation formula and the Binomial model).

The Company commissioned an independent valuation of the performance rights. The independent valuer has applied the Binomial Model in providing the valuation of the performance rights.

Valuation of Performance Rights

The Performance Rights are not currently quoted on the ASX and as such have no ready market value. The performance rights each Inherent in the application of the Binomial model are a number of inputs, some of which must be assumed. For the performance rights issued in the year ended June 30, 2021, the data relied upon in applying the Binomial model was:

a)	exercise price being 0.0 cents per performance right for all classes;
b)	VWAP hurdle (10 days consecutive share price hurdle) equaling A$0.012 for Class A and A$0.014 for Class B, and (15 days consecutive share price hurdle) equaling $0.016 for Class D performance rights;
c)	sales and market cap hurdles as listed above for Class C and Class E performance rights;
d)	the continuously compounded risk-free rate being 0.111% for all classes of performance rights (calculated with reference to Refinitiv – closing share price as at December 21, 2020, and 3 year Australian Government yield as at December 21, 2020);
e)	the expected option life of 2 years for Class E performance rights and 3 years for all other classes of performance rights; and
f)	a volatility measure of 158.23%.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)

26. SHARE BASED PAYMENTS (cont.)

Valuation of Performance Rights (cont.)

For the performance Rights issued during the financial year ending June 30, 2022, the data relied upon in applying the Binomial model was:

a)	exercise price being 0.0 cents per performance right for all classes;
b)	VWAP hurdle for key management personnel (15 days consecutive share price hurdle) equaling A$0.016 for performance rights;
c)	sales and market cap hurdles as listed above for performance rights;
d)	the continuously compounded risk-free rate is as per table below (calculated based on yield of Australian government bonds, as at the grant dates for a 2 or 3 year period matching the expected life of performance rights);
e)	the expected option life of 3 years for key management personnel and 2 years for others; and
f)	a volatility measure between 149% to 161%.

Performance hurdles

Key management personnel, being the recipients of the performance rights, must remain engaged by the Company at the time of satisfaction of the performance hurdle in order for the relevant performance right to vest.

There were no performance rights issued for the year ended June 30, 2023.

Performance rights issued during the year ended June 30, 2022

The performance rights for key management personnel vest and are exercisable upon the Share price reaching A$0.016 while or greater for more than 15-day consecutive ASX trading days.

Performance rights issued during the year ended June 30, 2021

The Class A Performance Rights vest and are exercisable upon the Share price reaching A$0.012 or greater for more than 10-day consecutive ASX trading days.

The Class B Performance Rights vest and are exercisable upon the Share price reaching A$0.014 or greater for more than 10-day consecutive ASX trading days and sales commence on the Consumer Initiated Testing (CIT) platform in either Australia or the United States of America.

The Class C Performance Rights vest and are exercisable upon a minimum of 4,000 tests being processed in any 12-month period or the market cap of the Company reaching A$100 million or above and being sustained for more than 10 consecutive ASX trading days, whichever happens sooner.

The Class D Performance Rights vest and are exercisable upon the Share price reaching A$0.016 or greater for more than 15-day consecutive ASX trading days.

The Class E Performance Rights vest and are exercisable upon the first commercial sale of the Company’s COVID-19 risk test with IBX (Infinity BioLogix).

Performance rights issued prior to the year ended June 30, 2021

The Class A Performance Rights vest and are exercisable upon the Share price reaching A$0.02 or greater for more than 10-day consecutive ASX trading days.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)

26. SHARE BASED PAYMENTS (cont.)

Performance rights issued during prior year

	Number of Performance Rights issued	Valuation (cents)	Total fair value of Performance Rights A$	Expense accounted for in 2022 A$	Expense accounted for during the year A$
Mr. Carl Stubbings	20,000,000	0.52	103,104	26,459	34,368
Mr. Kevin Camilleri	20,000,000	0.42	83,216	16,719	27,739
Total	40,000,000		186,320	43,178	62,107

Performance rights issued during prior year, that lapsed during the financial year ending June 30, 2023

	Number of Performance Rights issued	Valuation (cents)	Total fair value of Performance Rights A$	Expense accounted for in 2022 A$	Expense accounted for during the year A$
Mr. Michael Tonroe	40,000,000	0.73	291,428	101,043	(101,043)
Total	40,000,000		291,428	101,043	(101,043)

	Number of Performance Rights issued	Valuation per Class D (cents)	Total fair value of Class D Performance Rights A$	Expense accounted for in 2022 A$	Expense accounted for during the year A$
Mr Simon Morriss	60,000,000	0.96	574,037	191,346	191,346

	Number of Performance Rights issued	Valuation per Class E (cents)	Total fair value of Class E Performance Rights A$	Expense accounted for in 2022 A$	Expense accounted for during the year A$
Mr Stanley Sack	3,937,500	0.90	35,438	35,438	-

Performance rights issued during prior years, that lapsed during the financial year ending June 30, 2022

	Number of Performance Rights issued	Valuation per Class A (cents)	Total fair value of Class A Performance Rights A$	Expense accounted for in 2021 A$	Expense accounted for during for in 2022 A$
Dr. Lindsay Wakefield	3,750,000	0.77	28,875	9,625	4,010
Dr. Jerzy Muchnicki	6,250,000	0.77	48,125	16,042	6,684
Mr. Peter Rubinstein	5,000,000	0.77	38,500	12,833	5,347
Total	15,000,000		115,500	38,500	16,041

No Performance Rights were cancelled/forfeited during the years ended June 30, 2023 and June 30, 2022.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)

26. SHARE BASED PAYMENTS (cont.)

Performance rights issued during prior years, that lapsed during the financial year ending June 30, 2022

	Number of Performance Rights issued	Valuation per Class A (cents)	Total fair value of Class A Performance Rights A$	Expense accounted for in 2021 A$	Expense accounted for during for in 2022 A$
Dr. Lindsay Wakefield	3,750,000	0.77	28,875	9,625	4,010
Dr. Jerzy Muchnicki	6,250,000	0.77	48,125	16,042	6,684
Mr. Peter Rubinstein	5,000,000	0.77	38,500	12,833	5,347
Total	15,000,000		115,500	38,500	16,041

No Performance Rights were cancelled/forfeited during the years ended June 30, 2023 and June 30, 2022.

(c) Expenses arising from share-based payment transactions

Total expenses arising from share-based payment transactions recognized during the period as part of employee benefit expense and equity raising expenses were as follows:

	2023	2022	2021
	A$	A$	A$
Kentgrove options issued	-	-	16,667
Warrants to be issued H.C. Wainwright, subject to shareholder approval	134,956	-	-
Performance rights issued	125,500	436,119	622,725
Reversal of forfeited Performance Rights	-	-	-
Options issued under employee option plan	-	1,389	75,186
Total expenses arising from share-based payments	260,456	437,508	714,578